Employee Benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits
Employee Benefits
21.	Employee Benefits

The Company’s subsidiaries and the VIEs incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries and the VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contribution. The following table presents the Group’s employee welfare benefits expense for the years ended December 31, 2022, 2023 and 2024 (in millions):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Contributions to medical and pension schemes	1,710.4	1,786.5	1,778.7
Other employee benefits	1,202.8	1,398.1	1,412.9
	2,913.2	3,184.6	3,191.6